Related party transactions (Details) - EUR (€) € / shares in Units, € in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2022	May 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Revenue from related party			€ 173,307	€ 91,355	€ 67,430
Accounts receivable, related party			€ 24,432	16,506
Treasury stock acquired (in shares)		0
Class A common stock
Related Party Transaction [Line Items]
Treasury stock acquired (in shares)			205,457
myhotelshop
Related Party Transaction [Line Items]
Equity method investment, derecognized				€ 70
Myhotelshop N.V.
Related Party Transaction [Line Items]
Revenue from related party					€ 1,100
Peter Vinnemeier | Class A common stock
Related Party Transaction [Line Items]
Treasury stock acquired (in shares)	20,000,000
Treasury stock acquired, value	€ 19,300
Treasury stock acquired (in EUR per share)	€ 1.00
Expedia | Revenue | Customer Concentration Risk
Related Party Transaction [Line Items]
Concentration risk, percentage			32.00%	25.00%	27.00%
Principal owner | Expedia
Related Party Transaction [Line Items]
Revenue from related party			€ 173,300	€ 91,300	€ 66,400
Other operating expenses from related party			200	200	200
Accounts receivable, related party			€ 24,400	16,400
Principal owner | Expedia | Data Hosting Services Agreement
Related Party Transaction [Line Items]
Termination notice period			30 days
Principal owner | Expedia | Services and Support Agreement
Related Party Transaction [Line Items]
Termination notice period			90 days
Expenses to related party			€ 200	€ 200	€ 300
Equity Method Investee | UBIO Limited | Commercial Agreement
Related Party Transaction [Line Items]
Expenses to related party			€ 500
Minimum | Principal owner | Expedia
Related Party Transaction [Line Items]
Prior notice period on customary commercial terms			14 days
Maximum | Principal owner | Expedia
Related Party Transaction [Line Items]
Prior notice period on customary commercial terms			30 days